Summary of Significant Accounting Policies (Details Narrative) - USD ($)				12 Months Ended
	May 15, 2020	Apr. 12, 2019	May 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Number of value of common stock shares				$ 100,000	$ 46,500
Cash equivalents				0	0
FDIC insured amount				250,000
Inventory				3,840
Inventory allowances, net				$ 0	$ 0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Subscription fees				$ 49.95
Maximum [Member] | Epiq Paws and Epiq Lux [Member]
Property, Plant and Equipment [Line Items]
Subscription fees				9.95
Minimum [Member]
Property, Plant and Equipment [Line Items]
Subscription fees				24.95
Minimum [Member] | Epiq Paws and Epiq Lux [Member]
Property, Plant and Equipment [Line Items]
Subscription fees				$ 4.95
American International Industries, Inc. [Member]
Property, Plant and Equipment [Line Items]
Equity method investment ownership percentage			93.20%
Stock issued during period shares restricted stock award gross			10,100,000
American International Industries, Inc. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equity method investment ownership percentage				93.20%
American International Industries, Inc. [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equity method investment ownership percentage				6.40%
Novopelle Diamond, LLC [Member] | Share Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Equity method investment ownership percentage		100.00%
Number of shares issued		18,000,000
Global Career Networks Inc [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Equity method investment ownership percentage	51.00%
Number of shares issued	500,000
Number of value of common stock shares	$ 500,000
Shares issued, price per share	$ 1.00
Global Career Networks Inc [Member] | Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member] | Agreed to Issue an Additional Shares [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued	1,500,000
Number of value of common stock shares	$ 1,500,000
EPIQ MD [Member]
Property, Plant and Equipment [Line Items]
Subscriber billed discription				if a subscriber is billed $29.95 on the 1st of the month and cancels on the 15th, the subscriber will be billed on the 1st of the following month at a prorated rate through the 15th, or at a rate of $14.97
Zip Doctor [Member]
Property, Plant and Equipment [Line Items]
Subscriber billed discription				if a subscriber is billed $25.00 on the 1st of the month and cancels on the 15th, the subscriber will be billed on the 1st of the following month at a prorated rate through the 15th, or at a rate of $12.50
Zip Doctor [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Subscription fees				$ 45.00
Zip Doctor [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Subscription fees				$ 25.00